Organization (Tables)	12 Months Ended
Dec. 31, 2018
Taxation Textual [Abstract]
Schedule of variable interest entities
Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited ("Borqs HK")	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. ("Borqs Beijing") (1)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited ("Borqs India")	July 17, 2009	India	100%	Provision of software and service solutions

VIE:

Beijing Big Cloud Network Technology Co., Ltd. ("Big Cloud Network") (1) / (2)	April 18, 2014	PRC	Nil	Holding company

Subsidiaries of the VIE:

Yuantel (Beijing) Investment Management Co., Ltd. ("Yuantel") (2) / (3)	July 11, 2014	PRC	79%	Holding company
Yuantel (Beijing) Telecommunications Technology Co., Ltd. ("Yuantel Telecom") (2) / (3)	July 11, 2014	PRC	75.05%	Provision of MVNO and other services

(1)	Collectively, the "PRC Subsidiaries".
(2)	Collectively, the "Consolidated VIEs".
(3)	On July 11, 2014, Borqs International through Big Cloud Network acquired the controlling interest in Yuantel and its subsidiary.

Schedule of wholly owned consolidated VIEs and the subsidiaries
	As of December 31,
	2017	2018
	$	$

Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	51	336
Restricted cash	3,459	708
Accounts receivable	2,565	97
Receivable from MVNO franchisees	3,514	377
Inventories	221	154
Prepaid expenses and other current assets	423	883

Current assets held for sale	10,233	2,555

Property and equipment, net	858	637
Intangible assets, net	8,330	7,175
Goodwill	736	701
Deferred tax assets	940	-
Other non-current assets	81	1,908

Non-current assets held for sale	10,945	10,421

Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	21,178	12,976

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	4,143	1,739
Accrued expenses and other payables	4,038	4,055
Amounts due to continuing operations	14,279	9,354
Advances from customers	-	50
Deferred revenues	5,904	3,491
Short-term bank borrowings	-	36

Current liabilities held for sale	28,364	18,725

Deferred tax liabilities	1,500	1,779

Non-current liabilities held for sale	1,500	1,779

Total liabilities of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	29,864	20,504

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Net revenues	35,138	32,074	27,359
Cost of revenues	(30,493)	(23,647)	(18,587)

Total gross profit	4,645	8,427	8,772

Operating expenses:
Sales and marketing expenses	(4,322)	(4,979)	(5,067)
General and administrative expenses	(3,479)	(2,702)	(3,691)
Research and development expenses	(347)	(249)	(1,320)

Total operating expenses	(8,148)	(7,930)	(10,078)

Other operating income	38	-	-

Operating (loss) income	(3,465)	497	(1,306)

Interest income (expense), net	102	(35)	10
Other (expense) income, net	(58)	(54)	(4)

(Loss) income from discontinued operation, before income taxes	(3,421)	408	(1,300)

Income tax benefit (expense)	585	23	(1,641)

(Loss) income from discontinued operations	(2,836)	431	(2,941)

	For the Years Ended December 31,
	2016	2017	2018
	$	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(2,836)	431	(2,941)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Provision on prepaid expenses and other current assets	-	-	2,617
Depreciation of property and equipment	220	232	269
Amortization of intangible assets	1,134	1,108	975
Deferred income tax benefits	(585)	(23)	1,641
Changes in operating assets and liabilities	(61)	1,241	(3,972)

Net cash (used in) generated from operating activities	(2,128)	2,989	(1,411)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(353)	(204)	(80)
Purchases of intangible assets	(281)	(77)	(1,011)

Net cash used in investing activities	(634)	(281)	(1,091)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	721	-	36
Repayments of short-term bank and other borrowings	-	(765)	-

Net cash generated from (used in) financing activities	721	(765)	36

Net decrease in cash and cash equivalents and restricted cash	(2,041)	1,943	(2,466)

Cash and cash equivalents and restricted cash at beginning of year	3,608	1,567	3,510

Cash and cash equivalents and restricted cash at end of year	1,567	3,510	1,044